Other liabilities and provisions (Tables)	6 Months Ended
Jun. 30, 2023
Other liabilities and provisions
Schedule of other liabilities and provisions

	At June 30,	At December 31,
	2023	2022
	$'m	$'m
Other liabilities
Non-current	35	83
Provisions
Current	27	10
Non-current	14	15
	76	108